Aug. 14, 2023
Cromwell Greenspring Mid Cap Fund
Cromwell Greenspring Mid Cap Fund
Investment Objective
Cromwell Greenspring Mid Cap Fund’s (the “Fund”) investment objective is long-term capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.
Shareholder Fees (fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 12 months of purchase)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses(1)	0.34%	0.34%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses(2)	1.36%	1.11%

Example
This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$138	$431	$745	$1,635
Institutional Class	$113	$353	$612	$1,352

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs and potentially higher taxes, which are not reflected in the Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the predecessor Fund’s portfolio turnover rate was 11% of the average value of its portfolio.
Principal Investment Strategies
The Fund primarily invests in equity securities its investment sub-adviser, Corbyn Investment Management, Inc. (“Corbyn” or the “Sub-Adviser”), believes are undervalued at the time of purchase and have the potential to provide capital appreciation, income, or a combination of both. Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of mid-sized capitalization U.S. companies (“mid cap companies”) at time of purchase which, for the purposes of the Fund, are those companies with market capitalizations similar to the market capitalizations of companies listed in the Russell Midcap® Index or the S&P MidCap 400® Index. The Fund’s equity securities investments may include common and preferred stocks of United States companies. As of May 31, 2023, the market capitalization of companies in the Russell Midcap® Index ranged from approximately $0.4 billion to $69.2 billion and the market capitalization of companies in the S&P MidCap 400® Index ranged from approximately $1.4 billion to $17.1 billion. The companies in which the Fund may invest are those the Sub-Adviser believes provide an attractive risk/reward value and are undervalued relative to historical valuations, the company’s peers, or the securities market in general. The Sub-Adviser utilizes a bottom-up, fundamental “value” investing approach. The Sub-Adviser considers several factors, including, but not limited to, a company’s market position, management quality, balance sheet strength, free cash flow generation, and industry or company-specific catalysts. The Fund invests primarily in U.S.-listed companies. The Sub-Adviser may sell a security for a variety of reasons, including, but not limited to, when the Sub-Adviser’s analysis indicates that (1) continued investment in the security no longer represents a favorable risk-reward relationship; (2) a new security is determined to have a more attractive valuation; (3) the current business, future outlook or management of a particular company’s security has deteriorated; or (4) general market conditions favor a sale.
Principal Investment Risks
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time that you are willing to leave your money invested and the amount of risk that you are willing to take. In addition to possibly not achieving your investment goals, you could lose money by investing in the Fund. Additional information about the investment practices of the Fund and risks pertinent to these practices is included in the Statement of Additional Information (“SAI”). The Fund’s principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, unless stated otherwise, regardless of the order in which it appears.

•Mid-Cap Securities Risk. Equity securities of mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than equity securities of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks.
•Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent months and years due to a number of economic, political and global macro factors including rising inflation, the possibility of a national or global recession, the war between Russia and Ukraine, and the impact of the ongoing coronavirus (COVID-19) global pandemic. Inflation and rapid fluctuations in inflation rates may have negative effects on the economies and securities markets of the United States and other countries. The full impact of the COVID-19 pandemic, and other epidemics and pandemics that may arise in the future, on national and global economies, individual companies and the financial markets continues to be unpredictable, may result in a high degree of uncertainty for potentially extended periods of time and may adversely affect the Fund’s performance.
•Equity Securities Risk. Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in a portfolio manager’s ability to anticipate such changes that can adversely affect the value of the Fund’s holdings.
•Value Investing Risk. A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur.
•Management Risk. The investment strategies, practices and risk analysis used by the Sub-Adviser may not produce the desired results.
•Large Capitalization Risk. The Fund may invest in securities of larger, more established companies that may be unable to respond quickly to new competitive challenges. Large-cap companies may be unable to attain the growth rates of smaller companies, especially during extended periods of economic expansion.
•Preferred Stock Risk. Preferred stock represents an equity interest in a company that generally entitles the holder to receive dividends and a fixed share of the proceeds from the company’s liquidation. Preferred stock is subject to issuer-specific and market risk applicable generally to equity securities, and is also subject to many of the risks associated with debt securities, including interest rate risk. The value of preferred stock may decline if dividends are not paid. In certain situations an issuer may call or redeem its preferred stock or convert it to common stock. The market prices of preferred stocks are generally more sensitive to actual or perceived changes in the issuer’s financial condition or prospects than are the prices of debt securities.
•Newer Adviser Risk. The Fund’s adviser is a newly organized investment adviser and has been managing assets since March 2022.

Performance
The bar chart demonstrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Average Annual Total Returns table also demonstrates these risks by showing the Fund’s average annual returns for the 1-year, 5-year, 10-year, and since inception periods compare with those of a broad measure of market performance. Performance data for the classes varies based on differences in their fee and expense structures.

Effective at the close of business on August 11, 2023, Greenspring Fund, Inc. (the “Predecessor Fund”), reorganized into the Fund (the “Reorganization”). Following the Reorganization, the Fund made certain changes to its principal investment strategies. Accordingly, performance information shown prior to the close of business on August 11, 2023 is based on the Predecessor Fund’s principal investment strategies, and may not be representative of the Fund’s performance under its current principal investment strategies. Accordingly, the returns for Institutional Class shares in the bar chart and table are the returns of the Predecessor Fund. The Predecessor Fund did not offer Investor Class shares. Returns of the Investor Class shares shown in the table prior to the Reorganization reflect the returns of the Institutional Class shares, adjusted to reflect the expenses of the Investor Class. The performance returns for the Investor Class will be lower than those of the Institutional Class due to the higher expenses.

The Fund has adopted the Financial Statements of the Predecessor Fund. The Predecessor Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.thecromwellfunds.com or by calling the Fund at 1-855-625-7333 (toll free).

Calendar Year Total Returns for Institutional Class as of December 31

During the period of time shown in the bar chart, the Predecessor Fund’s highest quarterly return was 16.94% for the quarter ended December 31, 2020, and the lowest quarterly return was -26.16% for the quarter ended March 31, 2020. The Predecessor Fund’s calendar year-to-date return as of the quarter ended June 30, 2023 was 5.90%.
Average Annual Total Returns (For the periods ended December 31, 2022)

	1 Year	5 Years	10 Years	Since Inception (July 1, 1983)
Institutional Class Shares
Return Before Taxes	-8.67%	5.47%	6.22%	8.87%
Return After Taxes on Distributions	-10.33%	3.67%	4.48%	6.66%
Return After Taxes on Distributions and Sale of Fund Shares	-3.98%	4.05%	4.59%	6.55%
Investor Class Shares(1)
Return Before Taxes	-8.90%	5.21%	5.95%	8.60%
Russell Mid Cap Index (reflects no deduction for fees, expenses, or taxes)	-17.32%	7.10%	10.96%	N/A
Russell 3000® Value Index(2) (reflects no deduction for fees, expenses, or taxes)	-7.98%	6.50%	10.16%	N/A

After-tax returns are shown only for the Institutional Class shares. After-tax returns for the Investor Class will differ from those of the Institutional Class due to the higher expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to shareholders who hold their shares through tax-deferred or other tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). In certain cases, Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other return figures for the same period when a capital loss occurs upon the redemption of Fund shares because there is an assumed tax deduction that benefits the investor.